Note 16 - Management Services Agreement (Details) (USD $)	12 Months Ended		6 Months Ended
	Jan. 31, 2013	Jul. 12, 2013	Sep. 30, 2013 Majority Shareholder [Member]
Note 16 - Management Services Agreement (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)			120,000
Related Party Transaction, Amounts of Transaction			$ 960,000
Professional Fees			80,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		6,279,000	880,000
Asset Management Fees	$ 125,000